RETIREMENT BENEFITS AND ASSETS HELD IN TRUST (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost	$ 2	$ 1	$ 5	$ 7	$ 5
Defined Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Remainder of Fiscal Year	4
Supplemental Benefit Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Remainder of Fiscal Year	3
Other Postretirement Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Future Employer Contributions, Remainder of Fiscal Year	$ 9